Indebtedness - Debt Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Debt Disclosure [Line Items]
Credit agreement	$ 95,000	$ 52,500
Capitalized lease obligations	3,645	315
Less amounts representing interest	(993)	(15)
Notes payable	11,676	7,366
Total debt	109,328	60,166
Less current maturities of long-term debt	(12,789)	(7,450)
Total long-term debt	$ 96,539	$ 52,716